Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

			Average Summary Compensation Table Total for Other NEOs(1)(2) ($) (d)		Value of Initial Fixed $100 Investment on December 31, 2019 Based On:
Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(2) ($) (c)		Average Compensation Actually Paid to Other NEOs(1)(2) ($) (e)	Total Shareholder Return(3) ($) (f)	Peer Group Total Shareholder Return(3) ($) (g)	Net Income(4) ($) (millions) (h)	Pre-Tax Income(5) ($) (millions) (i)
2024	27,117,069	56,429,052	8,919,676	16,901,490	106	63	3,457	7,052
2023	34,214,328	39,811,315	12,332,605	14,136,612	70	63	4,609	7,021
2022	9,606,387	7,613,922	5,087,831	3,861,941	57	48	1,318	3,619
2021	12,360,420	11,616,466	6,115,487	6,028,546	68	74	280	(3,144)
2020	13,134,012	3,817,481	4,254,247	1,507,079	69	76	(12,385)	(8,881)

Company Selected Measure Name	Pre-Tax Income
Named Executive Officers, Footnote
(1)

The PEO reflected in columns (b) and (c) is Edward H. Bastian for all years shown and the Other NEOs reflected in columns (d) and (e) represent the following individuals for each of the years shown:

2024: Glen W. Hauenstein, Alain Bellemare, Peter W. Carter, Daniel C. Janki and Michael L. Spanos

2023: Glen W. Hauenstein, Peter W. Carter, Daniel C. Janki and Michael L. Spanos

2022: Glen W. Hauenstein, Alain Bellemare, Peter W. Carter and Daniel C. Janki

2021: Glen W. Hauenstein, Alain Bellemare, Peter W. Carter, Daniel C. Janki, William C. Carroll and Garrett L. Chase

2020: Glen W. Hauenstein, Peter W. Carter, Rahul D. Samant, William C. Carroll, Garrett L. Chase, Paul A. Jacobson and W. Gil West

Peer Group Issuers, Footnote [Text Block]
(3)	Amounts rounded to nearest whole dollar amount. The peer group used in this disclosure is the NYSE ARCA Airline Index, which is the same peer group used in Item 5 of our Form 10-K.

PEO Total Compensation Amount	$ 27,117,069	$ 34,214,328	$ 9,606,387	$ 12,360,420	$ 13,134,012
PEO Actually Paid Compensation Amount	$ 56,429,052	39,811,315	7,613,922	11,616,466	3,817,481
Adjustment To PEO Compensation, Footnote
(2)	The table below describes the adjustments, each of which is required by SEC rules, to calculate the CAP amounts from the SCT Totals of our PEO (columns (b) and (c)) and the average CAP amounts from the average SCT Totals of the Other NEOs (columns (d) and (e)). The SCT Totals and CAP amounts do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable years. In accordance with SEC rules, values for awards that vested on December 31, 2024 and awards that were outstanding and unvested as of December 31, 2024 were based on the $60.50 closing price of Delta common stock on the NYSE on December 31, 2024. If the values of the awards were based on average closing price of Delta common stock on the NYSE from March 5, 2025 to April 15, 2025 (i.e., $45.06), then the CAP amount for the PEO would have been $39,739,925.

	2024 ($)
Adjustments	PEO	Other NEOs Average
SCT Total	27,117,069	8,919,676
› (Deduct) aggregate change in actuarial present value included in SCT Total for covered fiscal year	-	-
› Add pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in covered fiscal year(a)	-	-
› (Deduct) aggregate value of stock awards and option awards included in SCT Total for covered fiscal year	(10,961,648)	(4,193,018)
› Add fair value at year-end of awards granted during covered fiscal year that are outstanding and unvested as of end of covered fiscal year	16,492,905	5,711,200
› Add/(Deduct) change in fair value as of end of covered fiscal year (from end of prior fiscal year) for awards granted in any prior fiscal year that are outstanding and unvested at end of covered fiscal year	9,590,751	2,606,029
› Add fair value at vesting date for awards that are granted and vested in the same year	-	103,616
› Add/(Deduct) change in fair value as of vesting date (from end of prior fiscal year) of awards granted in prior fiscal years that vested at end of or during covered fiscal year	13,694,959	4,056,615
› (Deduct) fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during covered fiscal year	-	(441,251)
› Add dividends or other earnings paid on awards in covered fiscal year if not otherwise included in SCT Total for covered fiscal year	495,016	138,624
CAP Amount	56,429,052	16,901,490
(a)	There is no added pension service cost for any of the years shown, as the benefits were frozen in 2005. None of the Other NEOs are eligible for pension benefits.

Non-PEO NEO Average Total Compensation Amount	$ 8,919,676	12,332,605	5,087,831	6,115,487	4,254,247
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,901,490	14,136,612	3,861,941	6,028,546	1,507,079
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The table below describes the adjustments, each of which is required by SEC rules, to calculate the CAP amounts from the SCT Totals of our PEO (columns (b) and (c)) and the average CAP amounts from the average SCT Totals of the Other NEOs (columns (d) and (e)). The SCT Totals and CAP amounts do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable years. In accordance with SEC rules, values for awards that vested on December 31, 2024 and awards that were outstanding and unvested as of December 31, 2024 were based on the $60.50 closing price of Delta common stock on the NYSE on December 31, 2024. If the values of the awards were based on average closing price of Delta common stock on the NYSE from March 5, 2025 to April 15, 2025 (i.e., $45.06), then the CAP amount for the PEO would have been $39,739,925.

	2024 ($)
Adjustments	PEO	Other NEOs Average
SCT Total	27,117,069	8,919,676
› (Deduct) aggregate change in actuarial present value included in SCT Total for covered fiscal year	-	-
› Add pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in covered fiscal year(a)	-	-
› (Deduct) aggregate value of stock awards and option awards included in SCT Total for covered fiscal year	(10,961,648)	(4,193,018)
› Add fair value at year-end of awards granted during covered fiscal year that are outstanding and unvested as of end of covered fiscal year	16,492,905	5,711,200
› Add/(Deduct) change in fair value as of end of covered fiscal year (from end of prior fiscal year) for awards granted in any prior fiscal year that are outstanding and unvested at end of covered fiscal year	9,590,751	2,606,029
› Add fair value at vesting date for awards that are granted and vested in the same year	-	103,616
› Add/(Deduct) change in fair value as of vesting date (from end of prior fiscal year) of awards granted in prior fiscal years that vested at end of or during covered fiscal year	13,694,959	4,056,615
› (Deduct) fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during covered fiscal year	-	(441,251)
› Add dividends or other earnings paid on awards in covered fiscal year if not otherwise included in SCT Total for covered fiscal year	495,016	138,624
CAP Amount	56,429,052	16,901,490
(a)	There is no added pension service cost for any of the years shown, as the benefits were frozen in 2005. None of the Other NEOs are eligible for pension benefits.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs. Company/Peer Group Total Shareholder Return CAP vs. Company/Peer Group Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	CAP vs. GAAP Net Income CAP vs. GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs. Pre-Tax Income (non-GAAP) CAP vs. Pre-Tax Income (non-GAAP)
Tabular List [Table Text Block]

Most Important Financial Performance Measures

The list below represents, in Delta’s assessment, the most important performance measures used to link CAP for the named executive officers to company performance for 2024. For further information regarding these financial performance measures and their function in Delta’s executive compensation program, see “Compensation Discussion and Analysis—Elements of Compensation—Performance Measure Selection” beginning on page 33.

Financial Performance Measures
Cumulative Free Cash Flow (non-GAAP)
Pre-Tax Income (non-GAAP) (Company-Selected Measure)
Total Revenue Per Available Seat Mile (TRASM) (non-GAAP)

Total Shareholder Return Amount					69	$ 68	$ 57	$ 70	$ 106
Peer Group Total Shareholder Return Amount					76	$ 74	$ 48	$ 63	$ 63
Net Income (Loss) Attributable to Parent	$ 3,457,000,000	$ 4,609,000,000	$ 1,318,000,000	$ 280,000,000	$ (12,385,000,000)
Company Selected Measure Amount	7,052,000,000	7,021,000,000	3,619,000,000	(3,144,000,000)	(8,881,000,000)
PEO Name	Edward H. Bastian	Edward H. Bastian	Edward H. Bastian	Edward H. Bastian	Edward H. Bastian
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Income (non-GAAP) (Company-Selected Measure)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative Free Cash Flow (non-GAAP)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenue Per Available Seat Mile (TRASM) (non-GAAP)
Deduct Aggregate Change In Actuarial Present Value Included In Sct Total For Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (0)
Deduct Aggregate Change In Actuarial Present Value Included In Sct Total For Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Add Pension Value Attributable To Covered Fiscal Years Service And Any Change In Pension Value Attributable To Plan Amendments Made In Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Add Pension Value Attributable To Covered Fiscal Years Service And Any Change In Pension Value Attributable To Plan Amendments Made In Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Deduct Aggregate Value Of Stock Awards And Option Awards Included In Sct Total For Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,961,648)
Deduct Aggregate Value Of Stock Awards And Option Awards Included In Sct Total For Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,193,018)
Add Fair Value At Year End Of Awards Granted During Covered Fiscal Year That Are Outstanding And Unvested As Of End Of Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,492,905
Add Fair Value At Year End Of Awards Granted During Covered Fiscal Year That Are Outstanding And Unvested As Of End Of Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,711,200
Add Deduct Change In Fair Value As Of End Of Covered Fiscal Yearfrom End Of Prior Fiscal Year For Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested At End Of Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,590,751
Add Deduct Change In Fair Value As Of End Of Covered Fiscal Yearfrom End Of Prior Fiscal Year For Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested At End Of Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,606,029
Add Fair Value At Vesting Date For Awards That Are Granted And Vested In The Same Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Add Fair Value At Vesting Date For Awards That Are Granted And Vested In The Same Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	103,616
Add Deduct Change In Fair Value As Of Vesting Date From End Of Prior Fiscal Year Of Awards Granted In Prior Fiscal Years That Vested At End Of Or During Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,694,959
Add Deduct Change In Fair Value As Of Vesting Date From End Of Prior Fiscal Year Of Awards Granted In Prior Fiscal Years That Vested At End Of Or During Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,056,615
Deduct Fair Value At End Of Prior Fiscal Year Of Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions During Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Deduct Fair Value At End Of Prior Fiscal Year Of Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions During Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(441,251)
Add Dividends Or Other Earnings Paid On Awards In Covered Fiscal Year If Not Otherwise Included In Sct Total For Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	495,016
Add Dividends Or Other Earnings Paid On Awards In Covered Fiscal Year If Not Otherwise Included In Sct Total For Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 138,624